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Prospectus:	rr_ProspectusTable
Supplement Text Block	wfwbmodbalfnd-20170817_SupplementTextBlock

SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS
OF WELLS FARGO WEALTHBUILDER FUNDS
For the Wells Fargo WealthBuilder Moderate Balanced Fund (the "Fund")
At a meeting held August 15 - 16, 2017 the Board of Trustees of the Fund approved the following changes effective on or about October 1, 2017.
I. The Fund's strategy in the section entitled "Fund Summary" is hereby replaced with the following:
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Fund's investment objective by allocating up to 50% of its assets to stock funds, up to 65% of its assets to bond funds and up to 20% of its assets to alternative investment funds. The Fund's broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Fund's "neutral" target allocation is as follows:

  40% of the Fund's total assets in stock funds;

  55% of the Fund's total assets in bond funds; and

  5% of the Fund's total assets in alternative investment funds.

We may adjust the Fund's target allocation throughout the year.
The Fund is a diversified portfolio of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment- grade bonds, inflation-protected bonds, and foreign issues. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or following managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an "alternative investment fund" may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund's overall strategy in determining whether it is an "alternative investment fund" for purposes of making investments consistent with the Fund's target allocation.
The Fund will incorporate a futures overlay strategy that will allow it to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.
We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.
Portfolio Asset Allocation
The following table provides a percentage breakdown of the Fund's asset allocations, including the Fund's neutral asset allocation and target asset allocation range.
Asset Class	Neutral Position	Range
Stock Funds	40%	30-50%
Bond Funds	55%	45-65%
Alternative Investment Funds	5%	5-20%

(Wells Fargo WealthBuilder Moderate Balanced Fund - Classes A and C) | (Wells Fargo WealthBuilder Moderate Balanced Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Fund's investment objective by allocating up to 50% of its assets to stock funds, up to 65% of its assets to bond funds and up to 20% of its assets to alternative investment funds. The Fund's broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Fund's "neutral" target allocation is as follows:

  40% of the Fund's total assets in stock funds;

  55% of the Fund's total assets in bond funds; and

  5% of the Fund's total assets in alternative investment funds.

We may adjust the Fund's target allocation throughout the year.

The Fund is a diversified portfolio of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment- grade bonds, inflation-protected bonds, and foreign issues. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, foreign currency, natural resources, precious metals and other non-traditional investments, or following managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an "alternative investment fund" may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund's overall strategy in determining whether it is an "alternative investment fund" for purposes of making investments consistent with the Fund's target allocation.

The Fund will incorporate a futures overlay strategy that will allow it to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.

Portfolio Asset Allocation
The following table provides a percentage breakdown of the Fund's asset allocations, including the Fund's neutral asset allocation and target asset allocation range.
Asset Class	Neutral Position	Range
Stock Funds	40%	30-50%
Bond Funds	55%	45-65%
Alternative Investment Funds	5%	5-20%